Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of detailed information on personnel expenses

	December 31, 2021	December 31, 2020
Salaries and employee benefits	$84,555	$63,392
Share-based compensation (note 21)	9,669	6,228
	$94,224	$69,620